Non-current Financial Liabilities at Fair Value Through Profit or Loss - Additional Information (Details) - USD ($)			12 Months Ended
	Oct. 16, 2025	Jun. 06, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Proceeds from SAFE agreements			$ 2,550,000
Cash settled under SAFE agreements				$ 100,000
SAFE aggregate principal amount		$ 1,400,000	2,550,000
Borrowings, interest rate	5.00%
Outstanding fair value of principal plus accrued interest	$ 2,626,212
Other payables			1,905,291
Other payables, related parties			620,921
Borrowings		$ 10,000,000	835,043	1,133,887	$ 861,078
Conversion price per share		$ 4.8975
Fair value of liabilities measured by independent third party		$ 1,866,666
Outstanding balance of simple agreements for future equity			$ 0	0
Description of conversion to shares			Pursuant to agreements with investors under the 2022 and 2023 SAFE agreements, principal amount of US$1.4 million was converted into 285,861 shares of Class A Common Shares at a conversion price of US$4.8975 per share. On the conversion date, the fair value of the related SAFE liabilities, based on a valuation performed by an independent third-party valuation specialist, was $1,866,666.
Fair value of financial liabilities measured at fair value through profit or loss			$ 76,212	$ 259,418	$ 143,693
Class A Common Shares
Disclosure of financial liabilities [line items]
Converted into shares		285,861
2025 SAFE Agreements
Disclosure of financial liabilities [line items]
SAFE agreements description			The SAFE agreements entered into in 2025 with an aggregate principal amount of $2,550,000, provided that, upon the public listing of the Company’s Class A Common Shares on a securities exchange, the SAFE purchasers would, at their discretion, either (i) receive cash equal to the SAFE purchase amount plus accrued simple interest at a rate of 5% per annum, or (ii) convert the SAFE purchase amount into a number of Class A Common Shares immediately following such public listing, determined by dividing the SAFE purchase amount by the opening trading price of the Class A Common Shares on the principal securities exchange on the listing date, without any discount.
2023 SAFE Agreements
Disclosure of financial liabilities [line items]
SAFE agreements description			Pursuant to the 2023 SAFE agreements, in the event of an equity financing (as defined in the agreement), the SAFE principal automatically converts into a number of shares equal to the initial investment amount divided by the discount price, defined as the lowest price per share of the shares sold in the equity financing multiplied by a discount rate of 75%. In the event of a liquidity event (as defined in the agreement), the investor will automatically be entitled to either (i) receive a portion of proceeds equal to the initial investment amount plus interest at a simple rate of 5% per annum, or (ii) receive a number of shares equal to the initial investment amount divided by the liquidity price (the fair market value of the shares at the time of the liquidity event multiplied by the discount rate of 75%).
2022 SAFE Agreements
Disclosure of financial liabilities [line items]
SAFE agreements description			Pursuant to the 2022 SAFE agreements, in the event of an equity financing, the SAFE principal will convert into a number of shares equal to the initial investment amount divided by the discount price, or the investor may elect to receive a portion of proceeds equal to the initial investment amount plus interest at a simple rate of 2% per annum (the "cash-out amount"). In the event of a liquidity event, the investor will be entitled to (i) receive the cash-out amount, or (ii) receive a number of shares equal to the initial investment amount divided by the liquidity price (the fair market value at the time of the liquidity event multiplied by the discount rate of 75%). If no such events occur within three years following the effective date of the agreement, the investor will be entitled to receive the cash-out amount.